                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 02/28

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (95.6%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.6%)
City of Huntsville
 Unlimited General Obligation
 Refunding Warrants
 Series 2002D
 11-01-14                            5.50%            $3,425,000           $3,803,771
City of Mobile
 Unlimited General Obligation Warrants
 Series 2001 (AMBAC)
 02-15-12                            4.75              1,000,000            1,073,070
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                            5.25              7,500,000            4,724,850
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
 03-01-21                            5.13              3,750,000            3,099,638
                                                                      ---------------
Total                                                                      12,701,329
-------------------------------------------------------------------------------------


ALASKA (0.1%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 3rd Series 1999 (FSA)
 07-01-14                            6.00              2,000,000            2,139,500
-------------------------------------------------------------------------------------


ARIZONA (2.3%)
Arizona Health Facilities Authority
 Revenue Bonds
 Banner Health
 Series 2008D
 01-01-32                            5.38             29,200,000           27,218,488
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            1.52              7,500,000(i)         5,934,375
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                            5.38              2,500,000            2,341,775
 07-01-26                            5.50              5,000,000            4,576,200
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
 12-01-32                            5.00              8,000,000            5,266,880
Scottsdale Industrial Development Authority
 Refunding Revenue Bonds
 Scottsdale Health Care
 Series 2008A
 09-01-30                            5.25              1,750,000            1,444,030
Tucson
 Refunding Revenue Bonds
 Series 2002 (MBIA Illinois Reinsurance/FGIC)
 07-01-13                            5.50              2,380,000            2,651,439
 07-01-14                            5.50              1,500,000            1,658,520
                                                                      ---------------
Total                                                                      51,091,707
-------------------------------------------------------------------------------------


ARKANSAS (0.1%)
County of Washington
 Revenue Bonds
 Construction Regional Medical Center
 Series 2005A
 02-01-35                            5.00              4,250,000            3,069,478
-------------------------------------------------------------------------------------


CALIFORNIA (12.7%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13              3,750,000            3,576,338
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA Illinois Reinsurance)
 02-01-33                            4.75              6,000,000            5,547,600
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75              2,000,000            1,921,340
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                            5.00              2,200,000            2,227,368
 11-15-34                            5.00              1,000,000              828,810
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25              4,790,000            4,495,463
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.25              4,500,000            3,750,300
California Health Facilities Financing Authority
 Revenue Bonds
 Lucile Salter Packard Hospital
 Series 2003C (AMBAC)
 08-15-25                            5.00              6,340,000            6,025,726
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25              2,000,000            2,086,300
 10-01-38                            6.50              8,000,000            8,377,120
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75              7,035,000            6,942,701
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50             11,710,000           11,230,359
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-34                            5.88              4,000,000            3,245,400
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00              5,000,000            5,195,100


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
California Statewide Communities Development Authority
 Revenue Bonds
 CHF- Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32                            5.75%            $5,500,000           $4,427,775
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.25             20,000,000           13,241,199
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25              9,500,000            7,799,500
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                            5.50              4,000,000            3,901,960
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38                            7.25              4,000,000            2,952,000
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                            4.65              1,500,000(j)         1,004,760
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007-1
 09-01-37                            5.00              2,845,000            1,596,358
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA Illinois Reinsurance) A.M.T.
 05-15-20                            5.00              2,520,000            2,377,670
 05-15-21                            5.00              5,000,000            4,610,850
City of San Jose
 Revenue Bonds
 Series 2001A (MBIA Reinsurance/FGIC)
 03-01-31                            5.00              5,690,000            5,420,009
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-15                            5.00              3,000,000            2,982,180
 03-01-16                            5.00              3,000,000            2,957,160
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                            5.00              1,500,000            1,512,255
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75              3,925,000            3,740,172
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75              5,750,000            6,768,095
 06-01-40                            6.63              5,100,000            5,977,302
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25              4,910,000            5,389,020
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC TCRS BNY)
 06-01-45                            5.00              7,750,000            5,797,465
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13                875,000              559,361
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2003A (MBIA Illinois Reinsurance/FGIC)
 07-01-43                            5.00             11,750,000           11,116,440
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009I
 07-01-29                            5.00              4,800,000            4,680,000
Los Angeles Unified School District
 Unlimited General Obligation Refunding Bonds
 Series 2002 (MBIA Illinois Reinsurance)
 07-01-16                            5.75              5,000,000            5,824,850
Northern California Power Agency
 Prerefunded Revenue Bonds
 Geothermal Project #3
 Series 1987A
 07-01-09                            5.00              4,885,000            4,960,327
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37                            5.00              1,000,000              647,660
San Diego Unified School District
 Unlimited General Obligation Bonds
 Election of 1998
 Series 2002D (FGIC)
 07-01-27                            5.00              8,000,000            8,494,720
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-25 (FSA) A.M.T.
 05-01-14                            5.75              3,250,000            3,328,358
 05-01-15                            5.75              3,450,000            3,524,900
 05-01-16                            5.88              3,660,000            3,737,995
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-26A (MBIA Reinsurance/FGIC) A.M.T.
 05-01-22                            5.25             14,150,000           13,087,051
San Jose Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Area Redevelopment Project
 Series 2004A (MBIA Illinois Reinsurance)
 08-01-18                            4.54              4,000,000            3,878,080
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                            5.00              1,500,000            1,559,670
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC TCRS)
 02-01-33                            5.00              2,500,000            2,860,100
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.00              4,625,000            4,639,939
State of California
 Unlimited General Obligation Bonds
 Series 2004A
 07-01-14                            5.25              7,480,000            8,120,288
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00              5,000,000            4,610,850
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                            5.00              5,000,000            4,974,200
 11-01-24                            5.13              8,000,000            7,963,600
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-35                            4.75              2,500,000            2,215,575
State of California
 Unlimited General Obligation Bonds
 Zero Coupon
 Series 1991-33 (MBIA)
 10-01-11                            3.83             20,800,000(j)        19,692,608
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                  6,000                5,957
Turlock Irrigation District
 Certificate of Participation
 Series 2003A (MBIA Illinois Reinsurance)
 01-01-33                            5.00              4,450,000            3,894,240
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00              9,365,000            9,055,487
                                                                      ---------------
Total                                                                     281,337,911
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


COLORADO (1.5%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.80%            $1,000,000             $731,860
 12-01-22                            4.95              2,000,000            1,242,920
 12-01-26                            5.00              2,000,000            1,120,120
City of Loveland
 Prerefunded Unlimited General Obligation Bonds
 Special Improvement District #1
 Series 2000
 07-01-29                            7.50              4,500,000            4,945,455
Colorado Health Facilities Authority
 Refunding Revenue Bonds
 Valley View Hospital Association
 Series 2008
 05-15-28                            5.50              3,250,000            2,661,848
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25              1,200,000            1,038,648
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                            7.25             12,410,000           14,186,492
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                            5.50              2,765,000            1,549,783
 12-15-37                            5.50              3,100,000            1,572,475
University of Colorado
 Revenue Bonds
 Series 2002A (MBIA Illinois Reinsurance/FGIC)
 06-01-12                            5.00              3,300,000            3,604,590
                                                                      ---------------
Total                                                                      32,654,191
-------------------------------------------------------------------------------------


CONNECTICUT (0.5%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 Series 2008-Z3
 07-01-42                            5.05              3,000,000            3,042,630
State of Connecticut
 Unlimited General Obligation Refunding Bonds
 Series 2001E
 11-15-15                            5.13              6,875,000            7,392,619
                                                                      ---------------
Total                                                                      10,435,249
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.75              4,250,000            3,928,233
-------------------------------------------------------------------------------------


FLORIDA (4.1%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-24                            5.00              5,000,000            4,064,700
 04-01-34                            5.00             27,500,000           20,417,924
Florida State Board of Education
 Unlimited General Obligation Bonds
 Capital Outlay 2008
 Series 2009B
 06-01-26                            5.00              5,525,000(k)         5,626,771
 06-01-27                            5.00              5,800,000(k)         5,873,950
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2002D
 06-01-11                            5.00              7,295,000            7,848,033
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2004B
 06-01-24                            5.00              5,500,000            5,630,735
Florida State Division of Bond Finance
 Refunding Revenue Bonds
 Department of Environmental Protection
 Series 1997B (AMBAC)
 07-01-12                            6.00              2,500,000            2,802,900
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                            6.35              2,830,000            1,885,091
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2002B
 11-15-23                            5.25             10,300,000           11,528,275
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006C
 11-15-36                            5.25                215,000(i)           250,718
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-21                            5.13                 70,000               81,027
 11-15-32                            5.13                465,000              538,251
Highlands County Health Facilities Authority
 Unrefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-21                            5.13              1,930,000(i)         1,862,547
 11-15-32                            5.13             12,505,000(i)        10,386,153
Jacksonville Health Facilities Authority
 Revenue Bonds
 Brooks Health System
 Series 2007
 11-01-38                            5.25              5,000,000            3,836,000
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                            5.00              1,500,000            1,375,500
Seminole Indian Tribe of Florida
 Revenue Bonds
 Series 2007A
 10-01-27                            5.25              3,000,000(d)         2,043,870
Tampa Bay Water Utility System
 Improvement Refunding Revenue Bonds
 Series 2001A (MBIA Illinois Reinsurance/FGIC)
 10-01-12                            4.50              5,000,000            5,267,250
                                                                      ---------------
Total                                                                      91,319,695
-------------------------------------------------------------------------------------


GEORGIA (1.1%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40             13,000,000           13,111,150
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA Illinois Reinsurance)
 11-01-39                            5.00              8,500,000            7,056,615
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
 10-01-12                            5.50              2,385,000            2,569,170
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Foundation Funding
 Series 2002A
 11-01-13                            5.25              1,105,000            1,200,660
                                                                      ---------------
Total                                                                      23,937,595
-------------------------------------------------------------------------------------


HAWAII (0.4%)
Hawaii State Department of Budget & Finance
 Refunding Revenue Bonds
 Electric Company & Subsidiary Project
 Series 2003B (XLCA) A.M.T.
 12-01-22                            5.00             12,500,000            9,629,750
-------------------------------------------------------------------------------------


IDAHO (0.3%)
Idaho Health Facilities Authority
 Revenue Bonds
 Trinity Health Group
 Series 2008B
 12-01-33                            6.25              6,000,000            6,132,060
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


ILLINOIS (3.6%)
City of Chicago
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2009C
 01-01-23                            5.10%            $4,900,000(j)        $2,349,599
 01-01-25                            5.38              2,000,000(j)           827,240
 01-01-27                            5.59              3,000,000(j)         1,081,500
Gilberts Special Service Area #9
 Prerefunded Special Tax Bonds
 Big Timber Project
 Series 2001
 03-01-30                            7.88              3,407,000            3,902,344
Illinois Finance Authority
 Refunding Revenue Bonds
 Commonwealth Edison Company
 Series 1994 (AMBAC TCRS)
 01-15-14                            5.85              4,500,000            4,787,325
Illinois Finance Authority
 Revenue Bonds
 Northwest Community Hospital
 Series 2008A
 07-01-33                            5.38              4,000,000            3,696,200
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-11                            5.50              1,000,000              963,350
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                            7.75             68,000,000(j)        42,827,759
Illinois Health Facilities Authority
 Revenue Bonds
 South Suburban
 Series 1992 Escrowed to Maturity
 02-15-18                            7.00              3,025,000            3,681,939
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA Illinois Reinsurance)
 06-15-42                            5.25             13,400,000           13,315,446
Will County Community Unit School
 District #365 -- Valley View
 Unlimited General Obligations Bonds
 Zero Coupon
 Series 1997B (FSA)
 11-01-16                            4.60              3,165,000(j)         2,377,390
                                                                      ---------------
Total                                                                      79,810,092
-------------------------------------------------------------------------------------


INDIANA (1.3%)
East Chicago Elementary School Building Corporation
 Refunding Revenue Bonds
 1st Mortgage
 Series 1996
 01-05-16                            6.25              7,585,000            8,315,511
Indiana Finance Authority
 Refunding Revenue Bonds
 Sisters of St. Francis Health
 Series 2008
 11-01-32                            5.38              4,000,000            3,648,120
Indiana Finance Authority
 Revenue Bonds
 State Revolving Fund Project
 Series 2006A
 02-01-25                            5.00              8,000,000            8,218,880
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                            5.00              4,375,000            3,167,806
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2001B-3
 (GNMA/FNMA) A.M.T.
 07-01-33                            5.55              2,465,000            2,354,050
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2002A (GNMA/FNMA) A.M.T.
 01-01-33                            5.45                250,000              233,968
St. Joseph County Hospital Authority
 Revenue Bonds
 Memorial Hospital of South Bend
 Series 1980 Escrowed to Maturity
 06-01-10                            9.40                485,000              515,793
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                            5.70              3,950,000            2,560,114
                                                                      ---------------
Total                                                                      29,014,242
-------------------------------------------------------------------------------------


IOWA (0.6%)
Iowa Finance Authority
 Refunding Revenue Bonds
 Correctional Facility Program
 Series 2002 (MBIA Illinois Reinsurance)
 06-15-13                            5.38              6,000,000            6,754,740
Iowa Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2001C
 (GNMA/FNMA) A.M.T.
 07-01-33                            5.50              6,730,000            6,383,943
                                                                      ---------------
Total                                                                      13,138,683
-------------------------------------------------------------------------------------


KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00              5,000,000            4,695,150
 09-01-25                            5.00              5,000,000            4,509,700
                                                                      ---------------
Total                                                                       9,204,850
-------------------------------------------------------------------------------------


KENTUCKY (1.2%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Louisville Arena
 Sub Series 2008A-1 (Assured Guaranty)
 12-01-33                            6.00              3,200,000            3,268,000
Louisville & Jefferson County Metropolitan Government
 Revenue Bonds
 Jewish Hospital St. Marys Healthcare
 Series 2008
 02-01-27                            5.75             24,000,000           23,293,920
                                                                      ---------------
Total                                                                      26,561,920
-------------------------------------------------------------------------------------


LOUISIANA (2.6%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00              9,500,000            9,404,240
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
 06-01-37                            5.13              5,850,000            4,276,175
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                            5.50             30,225,000           23,063,791
 05-15-39                            5.88             31,270,000           20,118,805
                                                                      ---------------
Total                                                                      56,863,011
-------------------------------------------------------------------------------------


MAINE (0.1%)
Maine State Housing Authority
 Revenue Bonds
 Series 2003A-2 A.M.T.
 11-15-32                            5.00              3,000,000            2,629,620
-------------------------------------------------------------------------------------


MARYLAND (1.5%)
City of Brunswick
 Special Tax Bonds
 Brunswick Crossing Special Taxing
 Series 2006
 07-01-36                            5.50              7,000,000            3,965,920
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                            5.00             20,500,000           19,826,370
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Anne Arundel Health System
 Series 2009A
 07-01-39                            6.75              5,000,000            5,021,550
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                            5.75              3,495,000            2,714,881


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MARYLAND (CONT.)
Maryland State Economic Development Corporation
 Revenue Bonds
 University of Maryland College Park Projects
 Series 2008
 06-01-33                            5.75%            $1,600,000           $1,205,904
                                                                      ---------------
Total                                                                      32,734,625
-------------------------------------------------------------------------------------


MASSACHUSETTS (6.6%)
City of Boston
 Revenue Bonds
 Series 2004A
 11-01-22                            5.00              5,435,000            5,698,652
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.25                500,000              564,485
 08-01-28                            5.25              3,000,000            3,260,730
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C Escrowed to Maturity (FSA)
 11-01-15                            5.50              1,025,000            1,220,427
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (MBIA Reinsurance/FGIC)
 01-01-27                            5.50              4,500,000            4,660,740
 01-01-28                            5.50              7,500,000            7,694,850
Massachusetts Bay Transportation Authority
 Refunding Revenue Bonds
 Series 1992B
 03-01-16                            6.20              1,500,000            1,740,945
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-30                            5.00              1,450,000            1,502,171
 07-01-31                            5.00              3,000,000            3,089,820
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
 12-01-30                            8.25              5,750,000            6,494,798
Massachusetts Development Finance Agency
 Refunding Revenue Bonds
 Simons Rock College of Bard
 Series 2007
 08-01-36                            4.70                500,000              388,315
Massachusetts Development Finance Agency
 Revenue Bonds
 Adventcare Project
 Series 2007A
 10-15-28                            6.65              5,000,000            3,699,600
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.00              2,325,000            2,482,333
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
 12-01-30                            6.00              1,000,000              986,740
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
 11-15-09                            5.00              1,000,000              993,000
 11-15-11                            5.13              1,100,000            1,068,023
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
 09-01-29                            5.75              1,000,000              821,800
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Boston College
 Series 2003N
 06-01-21                            5.25              1,000,000            1,059,360
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Care Group
 Series 2008E-1
 07-01-38                            5.13              3,000,000            2,192,340
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
 11-15-32                            1.65                500,000(i)           203,750
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007
 07-01-30                            5.00                500,000              395,810
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007B
 07-01-31                            5.00              3,235,000            2,527,311
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Emmanuel College
 Series 2007 (MBIA Illinois Reinsurance)
 07-01-25                            5.00                550,000              477,642
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Fisher College
 Series 2007A
 04-01-37                            5.13                500,000              313,275
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.13              4,800,000            4,849,440
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-36                            5.50             16,000,000           16,936,799
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
 08-15-28                            5.25              4,000,000            3,557,160
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
 07-01-25                            5.25                500,000              559,710
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2008A
 07-01-38                            5.00             14,000,000           14,161,000
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.00             11,500,000           12,158,835
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-22                            5.00              1,250,000              858,600
 07-15-27                            5.00              5,500,000            3,479,520
 07-15-32                            5.00              4,720,000            2,788,718
 07-15-37                            5.00                500,000              282,550
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
 07-01-47                            5.00              1,000,000              878,910
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Quincy Medical Center
 Series 2008A
 01-15-38                            6.50              7,420,000            4,850,825
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Williams College
 Series 2003H
 07-01-33                            5.00              1,000,000            1,009,650
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 2007D A.M.T.
 06-01-40                            4.85                750,000              615,435
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
 12-01-31                            4.85              5,140,000            4,405,237


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (CONT.)
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
 07-01-14                            5.00%            $1,415,000           $1,450,559
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.75              5,000,000            4,716,350
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00                145,000              145,268
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA Illinois Reinsurance)
 08-01-22                            5.00                500,000              528,530
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity
 07-15-19                            6.50              3,500,000            4,327,225
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity (FGIC TCRS)
 07-15-19                            6.50              2,000,000            2,472,700
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA Illinois Reinsurance)
 08-01-27                            4.75             10,000,000            9,914,800
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
 05-01-11                            7.50                 35,000               37,445
                                                                      ---------------
Total                                                                     148,522,183
-------------------------------------------------------------------------------------


MICHIGAN (3.2%)
Anchor Bay School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00              1,000,000            1,000,750
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA Illinois Reinsurance)
 07-01-34                            5.00              1,375,000            1,100,138
Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (MBIA Illinois Reinsurance)
 04-01-15                            5.38              1,000,000              937,610
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA Ilinois Reinsurance)
 07-01-30                            5.00                270,000              224,937
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
 08-15-27                            4.88              5,000,000            2,858,650
Goodrich Area School District
 Unrefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
 05-01-27                            5.00                495,000              499,896
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
 11-01-17                            5.00                390,000              322,460
 11-01-22                            5.00                750,000              537,105
 11-01-32                            4.75              1,170,000              673,405
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00              3,855,000            3,857,891
Jackson
 Limited General Obligation Bonds
 Capital Appreciation
 Downtown Development
 Zero Coupon
 Series 2001 (FSA)
 06-01-21                            5.58              1,450,000(j)           794,716
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (MBIA Illinois Reinsurance/FGIC)
 05-01-12                            5.00              1,000,000            1,093,610
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (Qualified School Bond Loan Fund)
 05-01-31                            5.00                200,000              195,530
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.70              2,375,000            2,179,229
Michigan Higher Education Facilities Authority
 Limited Obligation Refunding Revenue Bonds
 Kalamazoo College Project
 Series 2007
 12-01-33                            5.00                250,000              222,365
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
 03-01-26                            4.95                200,000              147,228
 03-01-31                            5.00              7,850,000            5,535,899
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
 10-01-20                            5.00              1,000,000            1,049,030
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
 10-01-15                            5.50              5,000,000            5,851,899
 10-01-20                            5.38              1,000,000            1,079,260
 10-01-21                            5.38              1,000,000            1,072,430
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2006
 10-01-27                            5.00                390,000              396,139
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                            5.00              3,500,000            3,717,630
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
 04-15-36                            5.00              7,000,000            5,329,240
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
 11-01-18                            5.50              1,000,000              968,590
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50              4,135,000            3,989,820
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
 08-01-31                            4.25              1,885,000            1,629,394
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                            5.00                500,000              494,105
Pinconning Area Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.75                250,000              232,048
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA) (Qualified School Bond Loan Fund)
 05-01-23                            5.00              3,100,000            3,157,784
State of Michigan
 Certificate of Participation
 Series 2004A (MBIA)
 09-01-31                            4.25                250,000              246,215
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-30                            7.38              4,890,000            5,279,732
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001B
 07-01-30                            8.75                990,000            1,086,337


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA Illinois Reinsurance) (Qualified School Board Loan Fund)
 05-01-24                            5.00%            $5,000,000           $5,146,350
Wayne Charter County
 Revenue Bonds
 Detroit Metropolitan Wayne County Airport
 Series 1998B (MBIA Illinois Reinsurance)
 12-01-11                            5.25              4,040,000            4,088,803
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA Illinois Reinsurance) A.M.T.
 12-01-19                            4.75              3,750,000            3,377,550
Williamston Community School District
 Unlimited General Obligation Bonds
 Series 1996 (MBIA Illinois Reinsurance) (Qualified School Bond Loan Fund)
 05-01-25                            5.50              1,000,000            1,133,220
                                                                      ---------------
Total                                                                      71,506,995
-------------------------------------------------------------------------------------


MINNESOTA (6.0%)
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-37                            5.25              1,145,000              934,549
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-32                            6.75              7,500,000            7,818,974
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-37                            5.75              1,750,000            1,262,853
Duluth Independent School District #709 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75              4,040,000            4,034,748
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-22                            4.25              2,700,000            2,735,613
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.00              5,965,000            6,643,757
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (MBIA Reinsurance/FGIC) A.M.T.
 01-01-11                            5.50              3,000,000            3,035,040
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 6th Series 2007R
 05-01-37                            5.50             13,725,000           10,206,322
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13              2,000,000            1,934,440
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10              5,000,000            4,194,950
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA Illinois Reinsurance)
 01-01-22                            6.73             17,500,000(j)         9,806,825
 01-01-23                            6.80             26,500,000(j)        13,872,749
 01-01-25                            6.75             17,500,000(j)         8,002,225
 01-01-26                            6.75              7,500,000(j)         3,216,375
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50             26,775,000           26,201,479
 07-01-30                            5.75              3,200,000            3,005,376
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00              1,250,000              995,238
 11-15-30                            6.00             10,000,000            7,406,400
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-26                            5.25              2,000,000            1,623,460
 05-15-36                            5.25              7,050,000            5,193,594
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13              1,740,000            1,548,931
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00              2,205,000            1,833,038
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23                            5.00              2,540,000            2,605,964
 12-01-27                            5.13              5,465,000            5,541,728
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00              1,025,000              910,938
                                                                      ---------------
Total                                                                     134,565,566
-------------------------------------------------------------------------------------


MISSISSIPPI (1.3%)
Harrison County Wastewater Management District
 Refunding Revenue Bonds
 Wastewater Treatment Facility
 Series 1986 Escrowed to Maturity
 02-01-15                            5.00              4,250,000            4,790,133
Mississippi Hospital Equipment & Facilities Authority
 Revenue Bonds
 Mississippi Baptist Health Systems Incorporated
 Series 2007A
 08-15-26                            5.00              4,085,000            3,461,997
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2001
 09-01-12                            5.50             10,000,000           11,243,600
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2002D
 07-01-16                            5.50              7,570,000            8,857,808
                                                                      ---------------
Total                                                                      28,353,538
-------------------------------------------------------------------------------------


MISSOURI (1.0%)
Boone County
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-38                            5.38              6,660,000            5,495,299
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA Illinois Reinsurance)
 01-01-20                            5.00              1,500,000            1,372,590
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Coxhealth
 Series 2008
 11-15-29                            5.25             11,185,000            9,250,666
 11-15-33                            5.50              6,000,000            5,003,400
                                                                      ---------------
Total                                                                      21,121,955
-------------------------------------------------------------------------------------


NEBRASKA (1.0%)
Madison County Hospital Authority
 Revenue Bonds
 Faith Regional Health Services Project
 Series 2008A-1
 07-01-33                            6.00             11,500,000           10,019,145
Nebraska Elementary & Secondary School Finance Authority
 Revenue Bonds
 Boys Town Project
 Series 2008
 09-01-28                            4.75              8,800,000            8,369,856


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NEBRASKA (CONT.)
Omaha Public Power District
 Revenue Bonds
 Series 1986A Escrowed to Maturity
 02-01-15                            6.00%            $1,370,000           $1,584,898
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-39                            5.25              1,400,000            1,405,236
                                                                      ---------------
Total                                                                      21,379,135
-------------------------------------------------------------------------------------


NEVADA (1.1%)
City of Henderson
 Special Assessment Bonds
 Series 2006T-18
 09-01-35                            5.30             10,700,000            3,837,983
County of Clark
 Revenue Bonds
 Southwest Gas Corporation Project
 Series 2005A (AMBAC) A.M.T.
 10-01-35                            4.85              5,000,000            3,177,900
Las Vegas Valley Water District
 Limited General Obligation Bonds
 Water Improvement
 Series 2006A (FSA)
 06-01-24                            5.00              4,095,000            4,185,213
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
 07-01-32                            4.75             14,200,000           13,286,372
                                                                      ---------------
Total                                                                      24,487,468
-------------------------------------------------------------------------------------


NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
 05-01-21                            4.75              4,500,000            3,515,355
-------------------------------------------------------------------------------------


NEW JERSEY (2.2%)
New Jersey Economic Development Authority
 Revenue Bonds
 United Water Incorporated
 Series 1996C (AMBAC) A.M.T.
 11-01-25                            4.88              7,000,000            5,959,450
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
 07-01-27                            5.00              5,700,000            4,967,550
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                            5.00              3,150,000            2,965,316
New Jersey State Turnpike Authority
 Refunding Revenue Bonds
 Series 2000A (MBIA)
 01-01-11                            6.00              7,785,000            8,303,403
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2001C (FSA)
 12-15-12                            5.75             10,000,000           11,331,900
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                            6.00             12,770,000           14,504,421
University of Medicine & Dentistry of New Jersey
 Revenue Bonds
 Series 2002A (AMBAC)
 12-01-12                            5.25              1,705,000            1,748,733
                                                                      ---------------
Total                                                                      49,780,773
-------------------------------------------------------------------------------------


NEW MEXICO (0.7%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare Services
 Series 2008A
 08-01-32                            6.38              8,650,000            8,924,465
New Mexico Mortgage Finance Authority
 Revenue Bonds
 Single Family Mortgage Class I
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
 01-01-38                            4.88              7,930,000            6,780,071
                                                                      ---------------
Total                                                                      15,704,536
-------------------------------------------------------------------------------------


NEW YORK (8.8%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-28                            5.25              6,235,000            7,150,048
City of New York
 Unlimited General Obligation Bonds
 Series 2001G (FSA)
 08-01-11                            5.25              5,000,000            5,351,450
City of New York
 Unlimited General Obligation Bonds
 Series 2002E (MBIA Illinois Reinsurance)
 08-01-15                            5.63              2,000,000            2,201,700
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                            5.00              1,750,000            1,768,830
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
 11-15-32                            5.75              5,855,000            5,932,462
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
 11-15-26                            5.50              2,000,000            2,034,720
New York City Health & Hospital Corporation
 Revenue Bonds
 Health Systems
 Series 2002A (FSA)
 02-15-15                            5.50              5,255,000            5,626,738
New York City Housing Development Corporation
 Revenue Bonds
 Capital Funding Program
 New York City Housing Authority Program
 Series 2005A (MBIA Reinsurance/FGIC)
 07-01-25                            5.00              3,300,000            3,220,602
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-24                            5.00              3,000,000            2,710,410
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.50              6,940,000            6,182,360
 01-01-24                            5.50              5,500,000            4,736,160
New York City Municipal Water Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2008A
 06-15-40                            5.75              1,500,000            1,598,235
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50              3,500,000            3,034,220
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2001B
 02-01-11                            5.50              5,000,000            5,372,250
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-31                            5.00              4,000,000            3,952,600
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33                            5.00              4,255,000            4,179,091
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60              3,625,000            3,428,887
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85              1,605,000            1,443,120
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00              2,500,000            2,577,250


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                            5.75%            $5,500,000           $6,435,770
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1990D Escrowed to Maturity
 07-01-09                            7.00                745,000              761,770
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00              4,935,000            5,099,681
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00              3,750,000            3,656,025
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (MBIA Illinois Reinsurance/FGIC)
 02-15-22                            5.00              4,365,000            4,524,235
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00              3,500,000            2,577,575
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25                500,000              352,040
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13              2,250,000            1,673,303
New York State Dormitory Authority
 Revenue Bonds
 State University Educational Facilities
 Series 1993A
 05-15-13                            5.50             24,530,000           26,995,511
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA Illinois Reinsurance)
 03-15-15                            4.10              8,600,000            8,359,888
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00              9,000,000            9,007,470
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00              9,000,000            9,067,320
New York State Housing Finance Agency
 Refunding Revenue Bonds
 State University Construction
 Series 1986A Escrowed to Maturity
 05-01-13                            6.50              3,500,000            4,014,255
New York State Thruway Authority
 Revenue Bonds
 Series 2001A (MBIA Reinsurance/FGIC)
 04-01-11                            5.50              7,500,000            8,069,325
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
 01-01-24                            5.00              4,000,000            4,060,560
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (MBIA Reinsurance/FGIC) A.M.T.
 12-01-12                            5.00              6,000,000            6,385,680
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50              7,500,000            6,748,650
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25              1,750,000(d)         1,368,920
 12-01-23                            5.00              3,000,000(d)         1,916,370
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16                            5.50              2,500,000            2,535,600
 06-01-19                            5.50              5,000,000            5,115,450
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-37                            6.00              2,000,000            1,233,000
 09-15-42                            6.00              7,000,000            4,198,530
                                                                      ---------------
Total                                                                     196,658,061
-------------------------------------------------------------------------------------


NORTH CAROLINA (4.4%)
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00              8,450,000            8,811,491
Mecklenburg County
 Prerefunded Unlimited General Obligation Public Improvement Bonds
 Series 2001D
 02-01-14                            4.10              3,600,000            3,849,264
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 10-01-38                            5.00             16,000,000           16,214,560
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Meredith College
 Series 2008
 06-01-31                            6.00              1,200,000            1,069,176
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1986A Escrowed to Maturity
 01-01-17                            5.00              3,870,000            4,405,105
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1988A
 01-01-26                            6.00              1,940,000            2,313,683
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1989A
 01-01-10                            7.50             13,740,000           14,422,740
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                            5.50             15,000,000           15,582,449
North Carolina Eastern Municipal Power Agency
 Unrefunded Revenue Bonds
 Series 1989A
 01-01-10                            7.50             12,750,000           13,192,553
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.50              3,445,000            3,429,635
North Carolina Medical Care Commission
 Revenue Bonds
 1st Mortgage Deerfield
 Series 2008A
 11-01-33                            6.00              4,060,000            3,106,225
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50              1,000,000            1,048,720
 01-01-12                            5.50              6,500,000            6,939,595
Raleigh Durham Airport Authority
 Revenue Bonds
 Series 2001A (MBIA Reinsurance/FGIC)
 11-01-11                            5.00              1,900,000            1,984,835
                                                                      ---------------
Total                                                                      96,370,031
-------------------------------------------------------------------------------------


NORTH DAKOTA (0.2%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-25                            5.13              3,250,000            2,335,483
 07-01-29                            5.13              2,650,000            1,800,569
                                                                      ---------------
Total                                                                       4,136,052
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


OHIO (4.1%)
Cincinnati City School District
 Limited General Obligation Bonds
 School Improvement
 Series 2002 (FSA)
 06-01-21                            5.25%            $1,000,000           $1,040,740
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (MBIA Illinois Reinsurance/FGIC)
 12-01-25                            5.25                500,000              538,865
City of Cleveland
 Limited General Obligation Refunding Bonds
 Series 2005 (AMBAC)
 10-01-23                            5.50                500,000              541,880
City of Cleveland
 Refunding Revenue Bonds
 Series 2001J (FSA)
 01-01-12                            5.38              1,000,000            1,101,890
City of Columbus
 Revenue Bonds
 Series 2008A
 06-01-31                            4.75             10,000,000            9,770,900
Cleveland State University
 Revenue Bonds
 Series 2003A (MBIA Illinois Reinsurance/FGIC)
 06-01-15                            5.00              1,000,000            1,068,200
Cleveland State University
 Revenue Bonds
 Series 2004 (MBIA Illinois Reinsurance/FGIC)
 06-01-24                            5.25                500,000              510,315
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-17                            6.00              1,000,000            1,100,320
 01-01-21                            6.00              6,000,000            6,158,279
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
 08-15-32                            5.63              1,245,000              997,108
County of Franklin
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
 05-15-22                            5.25              5,170,000            5,198,693
 05-15-24                            5.25              3,625,000            3,579,869
County of Franklin
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
 06-01-20                            5.00              4,250,000            4,304,358
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00              4,750,000            4,241,798
 05-01-32                            5.00              3,750,000            3,317,663
Franklin County Convention Facilities Authority
 Refunding Revenue Bonds
 Tax & Lease Anticipation Bond
 Series 2007
 12-01-25                            5.00                500,000              515,380
Kenston Local School District
 Unlimited General Obligation Bonds
 School Improvement
 Series 2003 (MBIA Illinois Reinsurance)
 12-01-16                            5.00              1,000,000            1,083,140
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-26                            5.25              1,915,000            1,488,108
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.75                500,000              500,830
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
 09-01-26                            4.75              4,230,000            3,840,797
 09-01-36                            4.90              3,905,000            3,372,046
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
 02-15-24                            4.75              7,980,000            7,321,331
Ohio State Building Authority
 Refunding Revenue Bonds
 State Facilities Adult Correctional
 Series 2001A (FSA)
 10-01-14                            5.50              1,000,000            1,081,650
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
 04-01-22                            5.00              5,000,000            5,221,100
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
 10-01-29                            5.00                 85,000               85,073
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
 10-01-25                            5.00              1,000,000              855,350
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (MBIA Illinois Reinsurance)
 12-01-21                            5.25                250,000              283,498
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
 09-15-20                            5.00              1,000,000            1,051,020
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
 08-01-18                            5.38              5,000,000            5,288,600
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
 05-01-23                            5.00              6,875,000            7,103,112
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
 09-01-21                            5.00              5,000,000            5,276,400
Tuscarawas County
 Revenue Bonds
 Twin City Hospital Project
 Series 2007
 11-01-37                            6.35                500,000              329,385
University of Akron
 Revenue Bonds
 Series 2003A (AMBAC)
 01-01-22                            5.00              1,000,000            1,019,890
University of Cincinnati
 Revenue Bonds
 Series 2001A (MBIA Illinois Reinsurance/FGIC)
 06-01-14                            5.50              1,000,000            1,072,470
                                                                      ---------------
Total                                                                      90,260,058
-------------------------------------------------------------------------------------


OKLAHOMA (0.3%)
Cleveland County Justice Authority
 Revenue Bonds
 Detention Facilities Project
 Series 2009B
 03-01-29                            5.75              5,685,000(k)         5,559,475
Oklahoma Municipal Power Authority
 Revenue Bonds
 Series 2001A (FSA)
 01-01-13                            5.00              1,020,000            1,070,368
                                                                      ---------------
Total                                                                       6,629,843
-------------------------------------------------------------------------------------


OREGON (0.2%)
Port of Portland
 Refunding Revenue Bonds
 Portland International Airport
 Series 2001D (MBIA Reinsurance/FGIC) A.M.T.
 07-01-11                            5.25              3,335,000            3,425,712
-------------------------------------------------------------------------------------


PENNSYLVANIA (1.1%)
City of Pittsburgh
 Unlimited General Obligation Refunding Bonds
 Series 2006B (FSA)
 09-01-15                            5.25             10,000,000           10,885,300


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
PENNSYLVANIA (CONT.)
Delaware River Port Authority
 Refunding Revenue Bonds
 Port District Project
 Series 2001A (FSA)
 01-01-12                            5.25%            $3,130,000           $3,416,176
Montgomery County Industrial Development Authority
 Revenue Bonds
 Acts Retirement -- Life Communities
 Series 1998
 11-15-28                            5.25              7,500,000            5,481,750
Northampton County General Purpose Authority
 Revenue Bonds
 St. Luke's Hospital Project
 Series 2008A
 08-15-28                            5.38              4,000,000            3,329,440
Pennsylvania State University
 Refunding Revenue Bonds
 Series 2002
 08-15-16                            5.25              1,000,000            1,157,470
                                                                      ---------------
Total                                                                      24,270,136
-------------------------------------------------------------------------------------


PUERTO RICO (1.4%)(b)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
 07-01-24                            5.25              1,000,000              883,210
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                            5.00              6,000,000            5,746,680
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00              3,445,000            3,903,633
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25              1,550,000            1,590,037
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00              2,500,000            2,259,900
 07-01-20                            5.00             11,130,000            9,927,180
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00              1,805,000            1,383,226
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50              3,900,000            3,590,535
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25                130,000              146,322
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2002C (XLCA) Escrowed to Maturity
 07-01-13                            5.50              1,000,000              997,250
                                                                      ---------------
Total                                                                      30,427,973
-------------------------------------------------------------------------------------


RHODE ISLAND (0.2%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 04-01-33                            4.85              1,340,000            1,186,892
Rhode Island Student Loan Authority
 Revenue Bonds
 Series 2007-2 (AMBAC) A.M.T.
 12-01-37                            4.85              6,000,000            4,325,220
                                                                      ---------------
Total                                                                       5,512,112
-------------------------------------------------------------------------------------


SOUTH CAROLINA (1.7%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                            5.25              5,500,000            5,292,540
Cherokee County
 Revenue Bonds
 Spring City Knitting Company Project
 Series 1979
 09-01-09                            7.40              1,040,000            1,075,485
City of Myrtle Beach
 Tax Allocation Bonds
 Myrtle Beach Air Force Base
 Series 2006A
 10-01-26                            5.25              2,000,000            1,230,840
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
 05-01-32                            5.50              4,685,000            5,413,705
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
 04-01-38                            4.75              4,000,000            3,377,880
South Carolina Jobs-Economic Development Authority
 Revenue Bonds
 Woodlands at Furman Project
 Series 2007A
 11-15-37                            6.00              4,200,000            2,587,158
South Carolina State Public Service Authority
 Revenue Bonds
 Santee Cooper
 Series 2008A
 01-01-38                            5.50              7,595,000            7,821,331
State of South Carolina
 Unlimited General Obligation Bonds
 State Highway
 Series 2001B
 04-01-12                            4.50              6,000,000            6,425,280
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00              4,500,000            4,740,930
                                                                      ---------------
Total                                                                      37,965,149
-------------------------------------------------------------------------------------


SOUTH DAKOTA (0.4%)
State of South Dakota
 Revenue Bonds
 Series 1993A (FSA)
 09-01-17                            6.70              7,260,000            8,788,012
-------------------------------------------------------------------------------------


TENNESSEE (0.1%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-17                            5.00              3,500,000            2,825,130
-------------------------------------------------------------------------------------


TEXAS (5.2%)
City of Austin
 Refunding Revenue Bonds
 Series 2002 (FSA)
 11-15-14                            5.50              3,485,000            3,991,196
City of Austin
 Refunding Revenue Bonds
 Series 2008A
 11-15-35                            5.25              8,000,000            7,908,720
City of Corpus Christi
 Limited General Obligation
 Refunding & Improvement Bonds
 Series 2001 (FSA)
 03-01-12                            5.00              3,400,000            3,708,822
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-26                            5.00              4,585,000            4,749,418
Corpus Christi Business & Job Development Corporation
 Improvement Refunding Revenue Bonds
 Arena Project
 Series 2002 (AMBAC)
 09-01-25                            5.00              3,550,000            3,562,780
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 08-15-34                            4.75              5,600,000            5,438,776
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2004A (Permanent School Fund Guarantee)
 08-15-26                            5.25              4,000,000            4,152,520
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                            5.00              4,865,000            5,017,420
Harris County Flood Control District
 Prerefunded Limited General Obligation Bonds
 Series 2004A
 10-01-23                            5.25              5,000,000            5,808,500


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
11 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
TEXAS (CONT.)
Harris County Health Facilities
 Development Corporation
 Refunding Revenue Bonds
 Memorial Hermann Healthcare System
 Series 2008B
 12-01-35                            7.25%            $8,800,000           $9,205,592
North Central Texas Health Facility
 Development Corporation
 Revenue Bonds
 Hospital Baylor Health Care System Project
 Series 2001A
 05-15-29                            5.13              2,000,000            1,829,220
Northside Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (Permanent School Fund Guarantee)
 02-15-12                            5.50              3,720,000            3,976,978
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
 08-01-17                            5.25              5,000,000            4,179,700
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                            4.75              6,545,000            6,294,130
Tarrant County Cultural Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
 02-15-26                            5.00              8,000,000            7,306,560
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Air Force Obligation Group
 Series 2007
 05-15-27                            5.13              2,000,000            1,436,600
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Series 2008
 08-15-28                            5.25              5,000,000            4,535,300
Texas A&M University
 Revenue Bonds
 Financing System
 Series 2009A
 05-15-27                            5.00              3,925,000(k)         4,000,242
Tomball Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 02-15-33                            4.75             22,600,000           21,969,233
Travis County Health Facilities Development Corporation
 Revenue Bonds
 Querencia Barton Creek Project
 Series 2005
 11-15-25                            5.50              1,000,000              644,940
West Central Regional Housing Finance Corporation
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
 12-01-39                            5.35              2,622,297            2,535,892
Wylie Independent School District
 Unlimited General Obligation Refunding Bonds
 Zero Coupon
 Series 2001 (Permanent School Fund Guarantee)
 08-15-12                            4.80              3,385,000(j)         3,133,427
                                                                      ---------------
Total                                                                     115,385,966
-------------------------------------------------------------------------------------


UTAH (0.2%)
Community of Eagle Mountain
 Special Assessment Bonds
 Special Improvement District #2000-1
 Series 2006
 02-01-21                            8.25              2,939,000            2,756,929
Utah Housing Corporation
 Revenue Bonds
 Series 2003A-1 A.M.T.
 07-01-24                            5.13              1,600,000            1,549,440
                                                                      ---------------
Total                                                                       4,306,369
-------------------------------------------------------------------------------------


VIRGINIA (2.3%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                            5.13             10,750,000           10,640,350
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
 06-15-16                            5.00              4,040,000            4,142,010
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50              5,200,000            5,822,752
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                            5.63              5,500,000            6,283,530
University of Virginia
 Revenue Bonds
 Series 2008
 06-01-40                            5.00             23,000,000           23,287,499
                                                                      ---------------
Total                                                                      50,176,141
-------------------------------------------------------------------------------------


WASHINGTON (3.9%)
City of Tacoma
 Refunding Revenue Bonds
 Series 2001B (FSA)
 01-01-12                            5.50              5,000,000            5,462,500
Clark County
 Unrefunded Revenue Bonds
 Series 2001B (AMBAC)
 12-01-12                            5.25              2,105,000            2,308,238
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-25                            5.00              6,445,000            6,603,160
 12-01-26                            5.00              7,290,000            7,421,293
 12-01-27                            5.00              3,660,000            3,704,323
Ocean Shores Local Improvement District
 Special Assessment Bonds
 B.A.N. # 2007-1
 Series 2008
 08-01-11                            5.00                500,000              488,395
Skagit County Public Hospital District #1
 Revenue Bonds
 Skagit VY Hospital
 Series 2005
 12-01-30                            5.50              1,235,000              831,328
Skagit County Public Hospital District #1
 Revenue Bonds
 Skagit VY Hospital
 Series 2007
 12-01-28                            5.75              1,500,000            1,105,875
 12-01-32                            5.75              2,000,000            1,369,540
Snohomish County Public Utility District #1
 Refunding Revenue Bonds
 Generation System
 Series 1986A Escrowed to Maturity
 01-01-20                            5.00             17,750,000           20,049,158
Spokane Public Facilities District
 Revenue Bonds
 Series 2003 (MBIA Illinois Reinsurance)
 12-01-28                            5.75              3,195,000            3,266,632
State of Washington
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 07-01-27                            5.00              9,730,000            9,970,331
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
 06-01-26                            6.50              1,140,000            1,006,529
Washington Public Power Supply System
 Revenue Bonds
 Linked Pars & Inflos
 Series 1993 Escrowed to Maturity (FSA)
 07-01-11                            5.75             10,000,000(h)        10,578,900
Washington State Housing Finance Commission
 Revenue Bonds
 Single Family Program
 Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
 12-01-38                            4.90              5,470,000            4,686,313
Washington State Housing Finance Commission
 Revenue Bonds
 Skyline At First Hill Project
 Series 2007A
 01-01-38                            5.63             13,850,000            8,139,229
                                                                      ---------------
Total                                                                      86,991,744
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


WISCONSIN (2.6%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
 06-01-27                            6.13%           $10,905,000          $10,359,750
 06-01-32                            6.38              4,740,000            4,503,000
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-24                            5.13             15,910,000           10,625,334
 08-15-25                            5.13             15,500,000           10,185,360
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Medical College Wisconsin
 Series 2008A
 12-01-35                            5.25             14,400,000           12,421,727
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
 04-01-33                            5.75              6,000,000            5,083,260
 04-01-38                            5.75              4,000,000            3,339,040
                                                                      ---------------
Total                                                                      56,517,471
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $2,212,631,528)                                                 $2,117,917,205
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (3.4%)(c)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(D,E,F)                         RATE              AMOUNT                VALUE(a)
ARIZONA (1.4%)
Austin Trust Various States
 Revenue Bonds
 Series 2008
 01-01-33                            5.00%           $28,800,000          $28,718,496
-------------------------------------------------------------------------------------


ARKANSAS (0.1%)
Arkansas Development Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 07-01-33                            5.30              2,625,000            2,429,464
-------------------------------------------------------------------------------------


CALIFORNIA (0.2%)
Austin Trust Various States
 Certificate of Participation
 Series 2008 (FSA)
 05-01-33                            5.00              5,500,000            5,371,410
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001 (MBIA) A.M.T.
 10-01-27                            5.50              5,000,000            4,684,600
-------------------------------------------------------------------------------------


MISSOURI (0.1%)
Missouri Housing Development Commission
 Revenue Bonds Drivers
 Series 2001 (GNMA/FNMA) A.M.T.
 09-01-33                            5.50              2,310,000            2,139,225
-------------------------------------------------------------------------------------


NEW YORK (0.6%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32                            5.40             14,495,000           13,371,224
-------------------------------------------------------------------------------------


NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 01-01-34                            5.35              7,355,000            6,741,476
-------------------------------------------------------------------------------------


TEXAS (0.5%)
Texas Department of Housing & Community Affairs
 Revenue Bonds
 Series 2002 (MBIA) A.M.T.
 09-01-33                            5.55              5,595,000            5,248,044
 03-01-34                            5.55              6,335,000            5,951,689
                                                                      ---------------
Total                                                                      11,199,733
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $78,799,478)                                                       $74,655,628
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(E,F,G)                         YIELD            MATURITY               VALUE(a)
ILLINOIS (0.6%)
Illinois Finance Authority
 Revenue Bonds
 Northwestern Memorial Hospital
 V.R.D.N. Series 2009A-1 (JPMorgan Chase Bank)
 08-15-38                            0.60%           $11,125,000          $11,125,000
-------------------------------------------------------------------------------------


KENTUCKY (0.2%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Baptist Healthcare System
 V.R.D.N. Series 2009B-2 (JPMorgan Chase Bank)
 08-15-38                            0.45              5,000,000            5,000,000
-------------------------------------------------------------------------------------


MINNESOTA (0.3%)
Arden Hills
 Refunding Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999A (U.S. Bank)
 09-01-29                            0.55              3,600,000            3,600,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            0.65              1,000,000            1,000,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
 10-01-32                            0.65              1,400,000            1,400,000
                                                                      ---------------
Total                                                                       6,000,000
-------------------------------------------------------------------------------------


MISSOURI (0.2%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Bethesda Health Group
 V.R.D.N. Series 2006 (U.S. Bank)
 08-01-37                            0.55              2,500,000            2,500,000
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 2004A (Wells Fargo Bank NA)
 02-15-34                            0.55              2,900,000            2,900,000
                                                                      ---------------
Total                                                                       5,400,000
-------------------------------------------------------------------------------------


SOUTH CAROLINA (0.3%)
South Carolina Educational Facilities Authority
 Revenue Bonds
 Furman University
 V.R.D.N. Series 2006B (Wachovia Bank NA)
 10-01-39                            0.60              6,390,000            6,390,000
-------------------------------------------------------------------------------------


TENNESSEE (--%)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            0.60                 30,000               30,000
-------------------------------------------------------------------------------------


WYOMING (--%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N Series 1993
 08-15-20                            0.60                400,000              400,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $34,345,000)                                                       $34,345,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  4,446,429             $4,446,429
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,446,429)                                                         $4,446,429
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,330,222,435)(l)                                              $2,231,364,262
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
13 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2008.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.4% of net assets at Feb. 28, 2009.

(c) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $79,984,788 or 3.6% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 9.9% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(h) This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,326,871.

(l) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $2,287,142,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $84,409,000
     Unrealized depreciation                                                     (183,267,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(98,858,000)
     ----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                          FAIR VALUE AT FEB. 28, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                        $4,446,429       $2,226,917,833         $--        $2,231,364,262





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
15 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Tax-Exempt Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2009